Income Tax	12 Months Ended
Sep. 30, 2024
Disclosure of income tax [abstract]
Income Tax
17.
INCOME TAX

The major components of income tax expense are as follows:

	Year ended September 30,
	2024	2023	2022
Current income taxes	(78,366)	(50,849)	(66,336)
Deferred income taxes	(23,814)	(27,781)	2,923
Income tax expense	(102,180)	(78,630)	(63,413)

For the periods ended September 30, 2024 and 2023, the UK corporate income tax rate of 25% was used to calculate the current taxes due to the migration of Birkenstock Holding plc from Luxembourg to Jersey. The Company has its registered seat in Jersey whereas the effective place of management is in the UK which gives rise to the Company being subject to

UK corporate income tax resulting in an application of the UK corporate income tax rate of 25% instead of the Jersey corporate income tax rate of 0%.

For the period ended September 30, 2022, the Company applied the the Luxembourg corporate income tax rate of 22.8%.

For the foreign subsidiaries, country-specific tax rates were used for each respective period. The calculation of deferred tax assets and deferred tax liabilities was based on tax rates that are likely to be applicable in the period of reversal of the deferred tax assets and deferred tax liabilities.

The income taxes calculated at the effective tax rate reconcile as follows:

	Year ended September 30,
	2024	2023	2022
Net profit before tax	293,782	153,652	250,524
Expected income tax expense at a 25% statutory UK tax rate (prior period: 25% / 22.8% statutory UK and Luxemburg tax rate)	(73,446)	(38,413)	(57,120)
Increased/ decreased by:
- Non-deductible expenses for tax purposes	(2,175)	(2,699)	(1,812)
- Non-deductible share-based compensation	(1,098)	(19,880)	—
- Change in permanent items	—	687	—
- Minimum Taxation	(1,915)	—	—
- Income exempted from tax	1,247	—	—
- Previous years taxes	(5,396)	(5,461)	—
- Changes in non-recognition of deferred tax assets on temporary differences/tax loss carry forwards	(11,369)	(8,400)	(783)
- Tax rate differences	(13,410)	(5,628)	(14,202)
- Tax rate changes	2,461	(142)	—
- Other	2,921	1,306	10,504
Effective income tax expense	(102,180)	(78,630)	(63,413)

The net deferred tax assets and liabilities mainly relate to the following differences between IFRS and the tax base and are shown in the following table:

	September 30, 2024		September 30, 2023
	Assets	Liabilities	Assets	Liabilities
Trade receivables	45	149	223	—
Inventories	64,093	4,385	59,714	2,602
Other current assets	79	2,413	30	125
Property, plant and equipment	6,712	9,580	1,240	9,005
Right-of-use assets	—	45,681	—	27,037
Intangible assets	—	204,456	—	168,297
Other current financial liabilities	12,025	—	7,571	—
Other current liabilities	2,450	926	674	737
Current provisions	10,103	3,012	8,815	627
Other non-current financial liabilities	37,713	7,363	22,245	17,433
Tax loss and interest carryforwards	13,861	—	15,559	—
Deferred tax assets (liabilities)	147,080	277,966	116,069	225,863
Offsetting	(146,963)	(146,963)	(116,069)	(116,069)
Deferred tax assets (liabilities) on balance sheet	117	131,003	—	109,794

The deferred taxes developed as follows:

	September 30, 2024	September 30, 2023
Net amount at October 1	(109,794)	(88,261)
thereof deferred tax assets	—	4,590
thereof deferred tax liabilities	(109,794)	(92,851)
Taxes charged:
to income statement	(23,814)	(27,781)
to other comprehensive income
Exchange differences	2,722	6,249
Net amount at September 30	(130,886)	(109,794)
thereof deferred tax assets	117	—
thereof deferred tax liabilities	(131,003)	(109,794)

For the following (gross) items, no deferred taxes were recognized:

	September 30, 2024	September 30, 2023
Tax loss carry forwards	99,851	53,050
	99,851	53,050

Tax loss carry forwards mainly relate to the Company and foreign entities, which can be carried forward indefinitely. However, due to insufficient projected future taxable income, no deferred taxes on the aforementioned tax loss carry forwards were recognized for the respective periods.

The Company did not recognize deferred tax liabilities for income taxes or foreign withholding taxes on the cumulative earnings of subsidiaries of €597.5 million as of September 30, 2024 (September 30, 2023: €580.5 million) as these are intended to be reinvested.

In December 2021, the OECD published key parameters and model rules on a global minimum tax of 15% (Pillar Two) for multinational enterprises with revenue of more than €750.0 million. Some of the jurisdictions in which we are subject to income taxes, global minimum tax rules have been enacted which can impose detailed reporting obligations and increase compliance and systems-related costs on our businesses. In the UK, where the Company is headquartered, such rules were enacted in July 2023. The Company is not yet subject to these rules as they are effective for fiscal years beginning on or after January 1, 2024. We are continuing to assess the impact of the Pillar Two rules on our business. Currently, we do not expect significant additional tax burden from fiscal year 2025 onwards.